Taxes (Details Narrative)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income tax rate	25.00%
Value added tax rate	17.00%
BF Beijing [Member]
Income tax rate	20.00%	20.00%
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Income tax rate		25.00%
Value added tax rate		17.00%